CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) ₨ in Millions	12 Months Ended
Mar. 31, 2022 INR (₨)
Statement of changes in equity [abstract]
Tax on changes in fair value of equity and debt instruments	₨ (293)
Tax effect on Foreign currency translation adjustments	0
Tax effect on effective portion of change in fair value of cash flow hedges	288
Tax effect on actuarial gains (losses) on defined benefit obligations	₨ (12)